28. Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Expenses Net
Schedule of other operating expenses, net

Other operating income and expenses correspond to the effects of major or nonrecurring events occurred during the year that do not meet the definition for the other statement of operations lines.

	2019	2018	2017
		Restated	Restated

Tax installments and other tax risks	(211)	(181)	(217)
Restructuring expenses (*)	(292)	(147)	(107)
Gain (losses) on disposal of property and equipment (**)	44	125	(244)
Other	-	-	(8)
	(459)	(203)	(576)

(*) amounts related to restructuring expenses in the Brazilian operations and those incurred in connection with the acquisition of Éxito Group.

(**) includes the result of sale lease back of R$45 in 2019 (R$ 201 in 2018 and there was no such transaction in 2017).